Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest Expense, Deposits [Abstract]
Interest bearing checking accounts	$ 442	$ 478	$ 473
Savings accounts	1,657	1,729	2,148
Time deposits and money market accounts	16,859	10,983	11,592
Total	18,958	13,190	$ 14,213
Maturity of Time Deposits [Abstract]
Under 1 year	941,376
1 to 2 years	276,224
2 to 3 years	48,048
3 to 4 years	4,815
4 to 5 years	3,747
Over 5 years	296
Total time deposits	1,274,506	1,066,966
Amount included in time deposits with balance in excess of $250,000	$ 182,200	$ 136,800